Financial Risk Management - Summary of Movements in Contingent Consideration Resulted from Business Combination Movements at Fair Value Using Level 3 Measurements (Detail) - Level 3 of fair value hierarchy [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities in business combination [line items]
At beginning of the period	¥ 112	¥ 63
Fair value change		49
Settlement	(112)
At end of the period	¥ 0	¥ 112